RELATED PARTY AND PARTY IN INTEREST TRANSACTIONS	12 Months Ended
Dec. 31, 2025
EBP 002
EBP, Related Party and Party-in-Interest Transactions [Line Items]
RELATED PARTY AND PARTY IN INTEREST TRANSACTIONS	RELATED PARTY AND PARTY IN INTEREST TRANSACTIONS
Certain fees incurred by the Plan for the investment management services are included in net appreciation (depreciation) in fair value of the investment, as they are paid through revenue sharing, rather than a direct payment.
Certain Plan investments are shares of stock in Tredegar. Tredegar is the Plan Sponsor as defined by the Plan and, therefore, these transactions qualify as related party transactions. Transactions involving Tredegar Company Stock consisted of the following during 2025 and 2024:

	2025	2024
Balance, January 1	$4,915,044	$3,800,985
Distributions and sales	(530,041)	(358,514)
Net appreciation (depreciation) in fair value	(259,231)	1,472,573
Balance, December 31	$4,125,772	$4,915,044
The Plan also issues loans to participants, which are secured by the vested balances in the participant’s accounts.